Note 6 - Allowance for Loan Losses and Credit Quality Information - Impaired Loans and Related Allowances (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Specific reserves	$ 1,073	$ 988
Recorded investment	4,274	4,570
Unpaid principal balance	6,815	7,047
Average recorded investment	4,632	5,409
Interest income recognized	194	459
Residential Portfolio Segment [Member]
Recorded investment, with no related allowance	415	217
Unpaid principal balance, with no related allowance	415	217
Average recorded investment, with no related allowance	414	567
Interest income recognized, with no related allowance	24	15
Recorded investment, with related allowance	1,108	890
Unpaid principal balance, with related allowance	1,108	890
Specific reserves	192	235
Average recorded investment, with related allowance	878	1,022
Interest income recognized, with related allowance	31	17
Recorded investment	1,523	1,107
Unpaid principal balance	1,523	1,107
Average recorded investment	1,292	1,589
Interest income recognized	55	32
Commercial Real Estate Portfolio Segment [Member]
Specific reserves	441	248
Commercial Real Estate Portfolio Segment [Member] | Real Estate Loan [Member]
Recorded investment, with no related allowance	35	40
Unpaid principal balance, with no related allowance	51	122
Average recorded investment, with no related allowance	38	40
Interest income recognized, with no related allowance	0	0
Recorded investment, with related allowance	0	0
Unpaid principal balance, with related allowance	0	0
Specific reserves	0	0
Average recorded investment, with related allowance	155	389
Interest income recognized, with related allowance	0	0
Recorded investment	35	40
Unpaid principal balance	51	122
Average recorded investment	193	429
Interest income recognized	0	0
Commercial Real Estate Portfolio Segment [Member] | Commercial Real Estate Other [Member]
Recorded investment, with no related allowance	25	26
Unpaid principal balance, with no related allowance	1,682	1,771
Average recorded investment, with no related allowance	26	29
Interest income recognized, with no related allowance	96	97
Recorded investment, with related allowance	1,304	1,814
Unpaid principal balance, with related allowance	1,304	1,814
Specific reserves	441	248
Average recorded investment, with related allowance	1,715	1,856
Recorded investment	1,329	1,840
Unpaid principal balance	2,986	3,585
Average recorded investment	1,741	1,885
Interest income recognized	96	326
Consumer Portfolio Segment [Member]
Recorded investment, with no related allowance	414	312
Unpaid principal balance, with no related allowance	414	312
Average recorded investment, with no related allowance	406	449
Interest income recognized, with no related allowance	7	13
Recorded investment, with related allowance	466	628
Unpaid principal balance, with related allowance	483	644
Specific reserves	263	434
Average recorded investment, with related allowance	457	553
Interest income recognized, with related allowance	14	13
Recorded investment	880	940
Unpaid principal balance	897	956
Average recorded investment	863	1,002
Interest income recognized	21	26
Commercial Portfolio Segment [Member]
Specific reserves	177	71
Commercial Portfolio Segment [Member] | Commercial Real Estate Other [Member]
Interest income recognized, with related allowance	0	229
Commercial Portfolio Segment [Member] | Commercial Business Other [Member]
Recorded investment, with no related allowance	0	274
Unpaid principal balance, with no related allowance	0	356
Average recorded investment, with no related allowance	100	81
Interest income recognized, with no related allowance	0	18
Recorded investment, with related allowance	507	369
Unpaid principal balance, with related allowance	1,358	921
Specific reserves	177	71
Average recorded investment, with related allowance	443	423
Interest income recognized, with related allowance	22	57
Recorded investment	507	643
Unpaid principal balance	1,358	1,277
Average recorded investment	543	504
Interest income recognized	$ 22	$ 75